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                                                                JOHN M. RICHARDS
                                                       ASSISTANT GENERAL COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                         March 7, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Security Equity Separate Account Twenty-Six
          File No. 811-08888

Commissioners:

The Annual Reports dated December 31, 2016 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.


                                             Sincerely,

                                             /s/ John M. Richards
                                             John M. Richards
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company